Submission	May 21, 2026
Submission [Line Items]
Central Index Key	0001630805
Registrant Name	Babcock & Wilcox Enterprises, Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES